Cambria Global Asset Allocation ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.4%	Shares		Value
Alpha Architect 1-3 Month Box ETF (a)	5,443		$ 640,641
Alpha Architect International Quantitative Momentum ETF	40,346		1,631,391
Alpha Architect US Quantitative Momentum ETF	40,764		3,005,937
Cambria Emerging Shareholder Yield ETF (b)	166,733		7,564,676
Cambria Foreign Shareholder Yield ETF (b)	134,295		5,279,136
Cambria Global Real Estate ETF (b)	179,053		4,923,420
Cambria Global Value ETF (b)	139,372		5,211,119
Cambria LargeCap Shareholder Yield ETF (b)	48,789		1,573,348
Cambria Micro and SmallCap Shareholder Yield ETF (b)	54,744		1,812,886
Cambria Shareholder Yield ETF (b)	39,059		3,252,052
Cambria Tactical Yield ETF (b)	144,030		3,647,560
Cambria Value and Momentum ETF (b)	82,148		3,005,795
Graniteshares Gold Trust (a)	55,562		2,214,146
Invesco Global Ex US High Yield Corporate Bond ETF	62,513		1,223,379
JPMorgan USD Emerging Markets Sovereign Bond ETF	48,520		1,917,025
Schwab US TIPS ETF	69,114		1,803,184
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	79,962		2,875,434
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	31,688		1,248,507
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	103,289		2,990,217
VanEck Bitcoin ETF (a)	10,463		186,032
VanEck Emerging Markets High Yield Bond ETF	126,420		2,533,457
VanEck Gold Miners ETF	12,138		899,426
VanEck J. P. Morgan EM Local Currency Bond ETF	75,118		1,913,255
Vanguard Intermediate-Term Corporate Bond ETF	22,621		1,838,183
Vanguard Intermediate-Term Treasury ETF	20,615		1,202,885
Vanguard Long-Term Treasury ETF	22,045		1,163,315
Vanguard Short-Term Corporate Bond ETF	15,522		1,220,340
Vanguard Total Bond Market ETF	33,626		2,428,806
Vanguard Total International Bond ETF	62,062		2,964,702
TOTAL EXCHANGE TRADED FUNDS (Cost $61,089,693)			72,170,254

SHORT-TERM INVESTMENTS - 0.6%	Shares		Value
Money Market Funds – 0.6%
First American Treasury Obligations Fund - Class X, 3.60% (c)	400,066		400,066
TOTAL SHORT-TERM INVESTMENTS (Cost $400,066)			400,066

TOTAL INVESTMENTS - 100.0% (Cost $61,489,759)			72,570,320
Other Assets in Excess of Liabilities - 0.0% (d)		0.00003	2,094
TOTAL NET ASSETS - 100.0%			$ 72,572,414

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Global Asset Allocation ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 72,170,254	$ –	$ –	$ 72,170,254
Money Market Funds	400,066	–	–	400,066
Total Investments	$ 72,570,320	$ –	$ –	$ 72,570,320

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended July 31, 2026, were as follows:

Security Name	Market Value as of April 30, 2026	Purchases	Sales	Market Value as of July 31, 2026	Share Balance as of July 31, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$7,144,719	$552,381	$(186,383)	$7,564,676	166,733	$57,421	$(12,126)	$66,085
Cambria Foreign Shareholder Yield ETF	4,955,698	369,325	(122,677)	5,279,136	134,295	48,622	38,765	38,025
Cambria Global Real Estate ETF	4,398,192	345,127	(34,854)	4,923,420	179,053	14,998	200,774	14,181
Cambria Global Value ETF	4,676,124	362,093	(123,507)	5,211,119	139,372	46,793	242,333	54,076
Cambria LargeCap Shareholder Yield ETF	1,398,115	106,560	(36,458)	1,573,348	48,789	5,226	97,944	7,187
Cambria Micro and SmallCap Shareholder Yield ETF	1,583,614	123,251	(42,684)	1,812,886	54,744	10,042	135,110	13,595
Cambria Shareholder Yield ETF	2,958,705	224,815	(76,605)	3,252,052	39,059	13,291	99,117	46,020
Cambria Tactical Yield ETF	3,453,297	263,026	(87,687)	3,647,560	144,030	15,170	18,230	694
Cambria Value and Momentum ETF	2,798,492	211,609	(71,314)	3,005,795	82,148	3,766	26,720	40,288
	$33,366,956	$2,558,187	$(782,169)	$36,269,992	988,223	$215,329	$846,867	$280,151